Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 731,772	$ 1,487,108	$ 1,281,207
State	21,902	210,840	218,358
Deferred:
Federal	1,372,228	345,392	384,793
State	330,098	51,660	68,642
Provision for income taxes	2,456,000	2,095,000	1,953,000
Reconciliation of the federal statutory rate to the effective income tax rate
Federal statutory income tax rate	34.00%	34.00%	34.00%
State tax, net of federal benefit	3.00%	2.00%	2.00%
Tax exempt investment income	(7.00%)	(7.00%)	(8.00%)
Earnings from bank owned life insurance	(2.00%)	(2.00%)	(3.00%)
Other	1.00%	0.00%	0.00%
Effective tax rate expense	29.00%	27.00%	25.00%
Components of deferred income taxes included in other assets in the statements of condition
Allowance for loan losses	1,191,000	1,063,000
Deferred compensation	282,000	237,000
Investment security charges/adjustments	3,267,000	5,239,000
Pension benefits	82,000	447,000
Purchase accounting adjustments	17,000	0
Unrealized losses on securities available-for-sale	671,000	0
Start up costs	140,000	0
Unrealized losses on securities held-to-maturity	1,720,000	0
AMT credit	19,000	0
Accrued bonus	145,000	0
Stock compensation	183,000	0
Other	0	23,000
subtotal deferred tax assets	7,717,000	7,009,000
Depreciation	(702,000)	(754,000)
Mortgage related fees	(392,000)	(362,000)
Intangible amortization	(1,076,000)	(983,000)
Prepaid expenses	(129,000)	(192,000)
Other	(35,000)	(1,000)
Purchase accounting adjustments	0	(63,000)
Unrealized gains on securities available-for-sale	0	(1,964,000)
subtotal deferred tax liability	(2,334,000)	(4,319,000)
Total deferred income tax asset, net	$ 5,383,000	$ 2,690,000